Document And Entity Information (USD $)	9 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Entity Registrant Name	AmBase Corp.
Entity Central Index Key	0000020639
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 10,643,000
Entity Common Stock, Shares Outstanding		43,015,410
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3
Document Type	10-Q
Amendment Flag	true
Document Period End Date	Sep 30, 2011
Amendment Description	The XBRL files did not transmit due to an electronic processing error.

Consolidated Balance Sheets (Unaudited) (USD $) In Thousands	Sep. 30, 2011	Dec. 31, 2010
Consolidated Balance Sheets Parenthetical [Abstract]
Cash and cash equivalents	$ 439	$ 1,334
Held to maturity investments (market value $7,700 and $8,199, respectively)	7,100	8,200
Trading securities carried at fair value	194	0
Total investment securities	7,294	8,200
Real estate owned:
Land	554	554
Buildings	1,900	1,900
Real estate owned, gross	2,454	2,454
Accumulated depreciation	(521)	(485)
Real estate owned, net	1,933	1,969
Other assets	760	259
Total assets	10,426	11,762
Liabilities:
Accounts payable and accrued liabilities	193	220
Other liabilities	0	2
Total liabilities	193	222
Commitments and contingencies (Note 3)
Stockholders' equity:
Common stock ( $0.01 par value, 200,000,000 authorized, 46,410,007 issued and 43,075,410 outstanding in 2011 and 2010)	464	464
Additional paid-in capital	548,044	548,044
Accumulated deficit	(536,166)	(534,859)
Treasury stock, at cost - 3,334,597 shares	2,109	2,109
Total stockholders' equity	10,233	11,540
Total liabilities and stockholders' equity	$ 10,426	$ 11,762

Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $) In Thousands, except Share data	Sep. 30, 2011	Dec. 31, 2010
Assets
Held to maturity investments, market value	$ 7,100	$ 8,199
Stockholders' equity:
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	46,410,007	46,410,007
Common stock, shares outstanding (in shares)	43,075,410	43,075,410
Treasury stock, at cost (in shares)	3,334,597	3,334,597

Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Per Share data	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Operating expenses:
Compensation and benefits	$ 314	$ 304	$ 982	$ 1,080
Professional and outside services	58	64	195	215
Property operating and maintenance	17	23	67	92
Depreciation	12	12	36	37
Insurance	6	7	25	31
Other operating	29	18	76	70
Total operating expenses	436	428	1,381	1,525
Operating loss	(436)	(428)	(1,381)	(1,525)
Interest income	1	10	6	19
Realized gains on sales of investment securities	3	11	18	30
Other income	14	0	119	0
Loss before income taxes	(448)	(407)	(1,268)	(1,476)
Income tax expense	(9)	(11)	(39)	(33)
Unrealized losses on trading securities	(30)	0	(30)	0
Net loss	$ (457)	$ (418)	$ (1,307)	$ (1,509)
Per share data:
Net loss attributable to common stockholders - basic (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.04)
Net loss attributable to common stockholders - assuming dilution (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.04)
Weighted average common shares outstanding
Basic (in shares)	43,075	43,075	43,075	43,075
Assuming dilution (in shares)	43,075	43,075	43,075	43,075

Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net loss	$ (1,307)	$ (1,509)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation and amortization	36	37
Realized gains on sales of investment securities	(18)	(30)
Unrealized losses on trading securities	(30)	0
Changes in other assets and liabilities:
Accrued interest receivable on investment securities	0	8
Other assets	(522)	35
Accounts payable and accrued liabilities	(27)	(129)
Other liabilities	(2)	(8)
Net cash used by operating activities	(1,810)	(1,596)
Cash flows from investing activities:
Maturities of investment securities - held to maturity	23,795	28,380
Purchases of investment securities - held to maturity	(22,695)	(26,990)
Sales of investment securities	555	976
Purchases of investment securities	(761)	(946)
Proceeds from (investment in) real estate limited partnership	(21)	300
Net cash provided by investing activities	915	1,120
Net change in cash and cash equivalents	(895)	(476)
Cash and cash equivalents at beginning of year	1,334	1,715
Cash and cash equivalents at end of period	439	1,239
Supplemental cash flow disclosure:
Income taxes paid	$ 41	$ 102

Organization	9 Months Ended
Sep. 30, 2011
Organization [Abstract]
Organization
Note 1 - Organization The accompanying consolidated financial statements of AmBase Corporation and its wholly-owned subsidiaries (the "Company") are unaudited and subject to year-end adjustments. All material intercompany transactions and balances have been eliminated. In the opinion of management, the interim financial statements reflect all adjustments, consisting only of normal recurring adjustments unless otherwise disclosed, necessary for a fair presentation of the Company's financial position, results of operations and cash flows. Results for interim periods are not necessarily indicative of results for the full year. The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions, that it deems reasonable, that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates and assumptions. The unaudited interim financial statements presented herein are condensed and should be read in conjunction with the Company's consolidated financial statements filed in its Annual Report on Form 10 K for the year ended December 31, 2010. The Company's assets currently consist primarily of cash and cash equivalents, investment securities, and real estate. The Company currently earns non-operating revenue principally consisting of earnings on investment securities and cash equivalents. The Company continues to evaluate a number of possible acquisitions, and is engaged in the management of its assets and liabilities, including the contingent assets, as described in Part II - Item 1. From time to time, the Company and its subsidiaries may be named as a defendant in various lawsuits or proceedings. The Company intends to aggressively contest all litigation and contingencies, as well as pursue all sources for contributions to settlements. The Company's management believes that operating cash needs for the next twelve months will be met principally by the Company's current financial resources and to a lesser extent the receipt of earnings on investment securities and cash equivalents. Note 1 - Organization The accompanying consolidated financial statements of AmBase Corporation and its wholly-owned subsidiaries (the "Company") are unaudited and subject to year-end adjustments. All material intercompany transactions and balances have been eliminated. In the opinion of management, the interim financial statements reflect all adjustments, consisting only of normal recurring adjustments unless otherwise disclosed, necessary for a fair presentation of the Company's financial position, results of operations and cash flows. Results for interim periods are not necessarily indicative of results for the full year. The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions, that it deems reasonable, that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates and assumptions. The unaudited interim financial statements presented herein are condensed and should be read in conjunction with the Company's consolidated financial statements filed in its Annual Report on Form 10 K for the year ended December 31, 2010. The Company's assets currently consist primarily of cash and cash equivalents, investment securities, and real estate. The Company currently earns non-operating revenue principally consisting of earnings on investment securities and cash equivalents. The Company continues to evaluate a number of possible acquisitions, and is engaged in the management of its assets and liabilities, including the contingent assets, as described in Part II - Item 1. From time to time, the Company and its subsidiaries may be named as a defendant in various lawsuits or proceedings. The Company intends to aggressively contest all litigation and contingencies, as well as pursue all sources for contributions to settlements. The Company's management believes that operating cash needs for the next twelve months will be met principally by the Company's current financial resources and to a lesser extent the receipt of earnings on investment securities and cash equivalents.

Recent Accounting Pronouncements	9 Months Ended
Sep. 30, 2011
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements	Note 2 - Recent Accounting Pronouncements There are no new accounting pronouncements that would materially affect the Company's financial statements.

Legal Proceedings	9 Months Ended
Sep. 30, 2011
Legal Proceedings [Abstract]
Legal Proceedings
Note 3 - Legal Proceedings The information contained in Item 8 - Note 10 in the Company's Annual Report on Form 10-K for the year ended December 31, 2010, is incorporated by reference herein and the defined terms set forth below have the same meaning ascribed to them in that report. There have been no material developments in such legal proceedings, except as set forth below. The Company is or has been a party in a number of lawsuits or proceedings, including the following: Supervisory Goodwill Litigation - On August 31, 2011, Judge Smith of the Court of Claims issued a damages opinion in the Company's Supervisory Goodwill legal proceedings. Pursuant to Judge Smith's opinion, the Company is awarded directly  $205,013,000 in lost value expectancy damages, plus tax gross-up if applicable. The Company is continuing to review the Court's damages opinion with its advisors. A copy of the Court's damages opinion is available on the Court of Claims website at www.uscfc.uscourts.gov. The Company has no contingent fee agreements in place with its attorneys or any outside advisor in connection with the Supervisory Goodwill legal proceedings or award. On September 28, 2011, the DOJ filed a Motion for Reconsideration of Opinion and Order Dated August 31, 2011. The Company filed its opposition to the DOJ's motion on October 17, 2011. The DOJ filed their reply brief on October 26, 2011. On October 31, 2011, Judge Smith issued an order denying the DOJ's Motion to Reconsider and the Court clarified its opinion with regard to mitigation. Judge Smith's opinions and rulings in the Supervisory Goodwill case may be subject to further appeal by the government. The Court of Federal Claims decisions and certain filings in the Company's case, as well as other decisions in Winstar related cases, are publicly available on the Court of Federal Claims web site at www.uscfc.uscourts.gov. In addition, decisions in Winstar-related cases that have been issued by the U.S. Court of Appeals for the Federal Circuit, the court that hears appeals from decisions by the Court of Federal Claims, may be found on that court's website at www.cafc.uscourts.gov. Decisions in other Winstar related cases may be relevant to the Company's Supervisory Goodwill claims, but are not necessarily indicative of the ultimate outcome of the Company's actions. The Company can give no assurances regarding the ultimate outcome of the Supervisory Goodwill legal proceedings, the final amount of any award or when it might be received. Federal income tax refund suit on Carryback Claims. In March 2000, the Company filed with the IRS several claims and amendments to previously filed claims with respect to the Carryback Claims, seeking refunds from the IRS of alternative minimum tax and other federal income taxes paid by the Company in prior years, plus applicable IRS interest, based on the filing of the 1992 Amended Return. In February 2005, the IRS formally disallowed the Carryback Claims. On April 29, 2008, the Company filed suit with respect to the Carryback Claims in the United States District Court for the District of Connecticut, seeking federal tax refunds for tax year 1989, plus interest. On September 29, 2009, the U.S. Department of Justice ("DOJ"), representing defendant United States in the suit, filed a Motion to Dismiss. In response, on October 19, 2009, the Company filed its opposition to the Government's Motion to Dismiss, as well as the Company's own Motion for Partial Summary Judgment. In June 2010, the Court issued a Memorandum Decision conditionally granting the United States' Motion to Dismiss the case but allowing the Company to conduct limited discovery to establish whether the Court has jurisdiction. On August 30, 2010, the Company filed a Motion to Set Aside the Court's Conditional Order of Dismissal. On February 28, 2011, the Court granted the Company's motion and issued a Memorandum of Decision concluding that the Company had timely filed a refund claim for tax year 1992 seeking to adjust the amount of bad debt deduction and that the case should not be dismissed. In March 2011, the Company filed a Motion for Partial Summary Judgment based on the Court's ruling that the Company's refund claims were timely filed. In May 2011, the DOJ filed a Cross Motion for Summary Judgment and an opposition to the Company's Summary Judgment Motion. In June 2011, the Company filed a Memorandum in Opposition to the Government's Cross Motion for Summary Judgment and a Reply to the Governments Opposition to the Company's Summary Judgment Motion, and the Government in June 2011, subsequently filed a response brief. The Court's rulings to date are not dispositive of the case. The Company can give no assurances as to the final amount of refunds, if any, or when they might be received. See Note 8 - Income Taxes for further information.

Cash and Cash Equivalents	9 Months Ended
Sep. 30, 2011
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
Note 4 - Cash and Cash Equivalents Highly liquid investments, consisting principally of funds held in short-term money market accounts with original maturities of less than three months, are classified as cash equivalents.

Investment Securities	9 Months Ended
Sep. 30, 2011
Investment Securities [Abstract]
Investment Securities
Note 5 - Investment Securities Investment securities - held to maturity, consist of U.S. Treasury Bills with original maturities of three months or more and are carried at amortized cost (which includes accrued interest), based upon the Company's intent and ability to hold these investments to maturity. Investment securities - trading, consist of investments in equity securities held for trading purposes and are carried at fair value with net unrealized gains and losses recorded directly in a statement of operations. Investment securities consist of the following: September 30, 2011 December 31, 2010 (in thousands) Carrying Value Cost or Amortized Cost Fair Value Carrying Value Cost or Amortized Cost Fair Value Held to Maturity: U.S. Treasury Bills  $ 7,100  $ 7,100  $ 7,100  $ 8,200  $ 8,200  $ 8,199 Trading: Equity Securities 194 224 194 - - -  $ 7,294  $ 7,324  $ 7,294  $ 8,200  $ 8,200  $ 8,199 The gross unrealized gains (losses) on investment securities consist of the following: (in thousands) Held to Maturity: September 30, 2011 December 31, 2010 Gross unrealized gains (losses)  $ -  $ (1) Realized gains on the sales of investment securities held is as follows: ( $ in thousands) Third Quarter Ended September 30 Nine Months Ended September 30 2011 2010 2011 2010 Net sale proceeds  $ 3  $ 327  $ 555  $ 976 Cost basis - (316) (537) (946) Realized gains  $ 3  $ 11  $ 18  $ 30 Unrealized losses on investment securities held for trading is as follows: (in thousands) Third Quarter Ended September 30 Nine Months Ended September 30 2011 2010 2011 2010 Cost basis  $ 224  $ -  $ 224  $ - Current value 194 - 194 - Unrealized losses  $ (30)  $ -  $ (30)  $ -

Property Owned	9 Months Ended
Sep. 30, 2011
Property Owned [Abstract]
Property Owned
Note 6 - Property Owned The Company owns one commercial office building in Greenwich, Connecticut that contains approximately 14,500 square feet. The Company utilizes approximately 3,500 square feet for its executive offices; the remaining space is currently unoccupied and available for lease. Depreciation expense for the building is calculated on a straight-line basis over 39 years. Tenant improvements, if any, would be depreciated over the lesser of the remaining life of the tenants' lease or the estimated useful lives of the improvements. Although the portion of the building not being utilized by the Company is currently unoccupied and available for lease, based on the Company's analysis, the Company believes the property's fair value exceeds the property's current carrying value. The Company's impairment analysis includes a comprehensive range of factors including but not limited to: the location of the property; property condition; current market conditions; comparable sales; current market rents in the area; new building zoning restrictions; raw land values; new building construction costs; building operating costs; leasing values; and cap rates for comparable buildings in the area. Varying degrees of weight are given each factor. Based on the Company's analysis these factors taken together and/or considered individually form the basis for the Company's analysis that no impairment condition exists. The Company performs impairment tests if events or circumstances indicate that the property's carrying value would not be recoverable. As noted above, based on the Company's analysis the Company believes the carrying value of the property as of September 30, 2011, has not been impaired and; therefore, the carrying value of the asset is fully recoverable by the Company.

Income Taxes	9 Months Ended
Sep. 30, 2011
Income Taxes [Abstract]
Income Taxes
Note 7 - Income Taxes The Company and its domestic subsidiaries file a consolidated federal income tax return. The Company recognizes both the current and deferred tax consequences of all transactions that have been recognized in the financial statements, calculated based on the provisions of enacted tax laws, including the tax rates in effect for current and future years. Net deferred tax assets are recognized immediately when a more likely than not criterion is met; that is, greater than 50% probability exists that the tax benefits will actually be realized sometime in the future. The Company has calculated a net deferred tax asset of  $38 million as of September 30, 2011 and  $40 million as of December 31, 2010, arising primarily from net operating loss ("NOL") carryforwards and alternative minimum tax ("AMT") credits. This amount does not include the anticipated tax effects of NOL's which could be generated from the Company's investment in Carteret Savings Bank, F.A. and subsidiaries ("Carteret"), resulting from the election decision, as more fully described below. A valuation allowance has been established for the entire net deferred tax asset as management, at the current time, has no basis to conclude that realization is more likely than not. There were no unrecognized tax benefits at September 30, 2011 or December 31, 2010. Further, no significant changes in unrecognized income tax benefits are currently expected to occur over the next year. Interest and/or penalties related to underpayments of income taxes, if applicable, would be included in interest expense and operating expenses, respectively. The accompanying financial statements do not include any amounts for any such interest and/or penalties. The Company's federal income tax returns for the years subsequent to 1992 have not been reviewed by the Internal Revenue Service ("IRS") or state authorities except for tax year 2007. In October 2009, the Company received notification from the IRS that they would be reviewing the Company's 2007 federal income tax return. In connection with the IRS audit, in April 2010, the IRS issued the Company a Notice of Proposed Adjustment for tax year 2007, proposing to disallow approximately  $16.6 million of deductions previously recognized by the Company on its 2007 Federal income tax return (the "IRS Proposed Adjustment"). The IRS Proposed Adjustment sought to disallow the Company's tax deduction for the payment made by the Company in 2007 in satisfaction of its Supplemental Retirement Plan obligation. In October 2011, the IRS and the Company agreed to a settlement of this matter, pursuant to which the IRS agreed to allow a  $9.5 million deduction in 2007 relating to this item. This matter is therefore concluded. The Company has not been notified of any other potential tax audits by any state or local tax authorities. As such, the Company believes the statutes of limitations for the assessment of additional federal and state tax liabilities are generally closed for tax years prior to 2008. Based upon the Company's federal income tax returns as filed through 2010 (subject to IRS audit adjustments), excluding all effects of the inclusion of Carteret/Carteret FSB from December 4, 1992 forward, as further discussed herein, the Company has NOL carryforwards available to reduce future federal taxable income which expire if unused in the tax years as indicated below. The amounts as of September 30, 2011, are as follows: Tax Year Expiring Amount 2012  $ 1,100,000 2018 5,400,000 2019 4,000,000 2020 2,600,000 2021 4,000,000 2022 3,200,000 2023 1,800,000 2024 700,000 2026 2,800,000 2027 12,700,000 2028 4,600,000 2029 2,400,000 2030 1,900,000 Total  $ 47,200,000 In addition to the NOL's noted above, the Company had additional NOL carryforwards which have expired to the extent that they remained unused as follows: Tax Year Originating Tax Year Expired Amount 1994 2009  $ 2,200,000 1995 2010 5,300,000  $ 7,500,000 The unused carryforwards will have expired unless they are utilized in prior tax years or absorbed in an earlier year based on inclusion of certain items in the consolidated group. The utilization of certain carryforwards and carrybacks is subject to limitations under U.S. federal income tax laws. In addition, the Company has approximately  $21 million of AMT credit carryforwards ("AMT Credits"), which are not subject to expiration. Based on the filing of the Carryback Claims, as defined further above, the Company would seek to utilize approximately  $8 million of the  $21 million of AMT Credits. As a result of the Office of Thrift Supervision's December 4, 1992 placement of Carteret in receivership, under the management of the Resolution Trust Corporation ("RTC")/Federal Deposit Insurance Corporation ("FDIC"), and then proposed Treasury Reg. �1.597-4(g), the Company had previously filed its 1992 and subsequent federal income tax returns with Carteret disaffiliated from the Company's consolidated federal income tax return. Based upon the impact of Treasury Reg. �1.597-4(g), which was issued in final form on December 20, 1995, a continuing review of the Company's tax basis in Carteret, and the impact of prior year tax return adjustments on the Company's 1992 federal income tax return as filed, the Company decided not to make an election pursuant to final Treasury Reg. �1.597-4(g) to disaffiliate Carteret from the Company's consolidated federal income tax return effective as of December 4, 1992 (the "Election Decision"). The Company has made numerous requests to the RTC/FDIC for tax information pertaining to Carteret and the resulting successor institution, Carteret Federal Savings Bank ("Carteret FSB"); however all of the information still has not been received. The Company believes, as a result of remaining consolidated with Carteret FSB for federal income tax return purposes, that the Company's tax basis in its investment in Carteret/Carteret FSB can be converted into NOL's, as tax losses are incurred, which could be available to carryforward/carryback into various federal income tax return years. However; since all of the Carteret FSB tax information has not been received, the Company is unable to determine with certainty, the amount of or the years in which any NOL's may ultimately be generated; if the NOL carryforwards/carrybacks will be utilized in prior federal income tax return years; or the final expiration dates of any of the NOL carryforwards/carrybacks ultimately generated. Based on information received to date, and prior to the recognition of the 1992 tax losses reflected on the Company's 1992 amended federal income tax return, as further described below, the Company estimated that as of December 1992 it had a remaining tax basis related to its investment in Carteret/Carteret FSB of approximately  $158 million. Based on the Company's Election Decision, described above, and the receipt of some of the requested information from the RTC/FDIC, the Company amended its 1992 consolidated federal income tax return to include the federal income tax effects of Carteret and Carteret FSB, (the "1992 Amended Return"). The Company is still in the process of reviewing its consolidated federal income tax returns for 1993 and subsequent years. The Company expects that the 1992 Amended Return will generate approximately  $56 million of NOL's for tax year 1992, which the Company is seeking to carryback to prior tax years to produce refunds of tax previously paid. The 1992 Amended Return has not yet been accepted by the IRS. See "Carryback Claims," below for further information. As part of the 1992 Amended Return, approximately  $56 million, (of the  $158 million), of Carteret/Carteret FSB tax basis is expected to be converted into NOL's, (as tax losses are incurred) in tax year 1992, and will have expired in the 2007 tax year, unless they are utilized as part of the "Carryback Claims," or absorbed in earlier years based on inclusion of certain items in the consolidated group. The Carteret/Carteret FSB tax basis, of approximately  $102 million, remaining after recognition of the 1992 Amended Return, may be converted into NOL carryforwards/carrybacks as additional tax losses are incurred by Carteret/Carteret FSB and may be carried back or carried forward to other tax years; may be utilized in other tax years; or could begin to expire no earlier than the 2008 tax year based upon the year any NOL's are ultimately generated. The Company can give no assurances with regard to the 1992 Amended Return, subsequent year returns, or the final amount or expiration of NOL carryforwards/carrybacks ultimately generated, if any, from the Company's tax basis in Carteret/Carteret FSB. Any NOL's ultimately generated from the Company's tax basis in Carteret/Carteret FSB, would be in addition to the NOL carryforwards/carrybacks generated based on the Company's federal income tax returns as previously filed, as further detailed above. In March 2000, the Company filed with the IRS several claims and amendments to previously filed claims with respect to the Carryback Claims, seeking refunds from the IRS of alternative minimum tax and other federal income taxes paid by the Company in prior years, plus applicable IRS interest, based on the filing of the 1992 Amended Return. In February 2005, the IRS formally disallowed the Carryback Claims. On April 29, 2008, the Company filed suit with respect to the Carryback Claims in the United States District Court for the District of Connecticut, seeking federal tax refunds for tax year 1989, plus interest. On September 29, 2009, the U.S. Department of Justice ("DOJ"), representing defendant United States in the suit, filed a Motion to Dismiss. In response, on October 19, 2009, the Company filed its opposition to the Government's Motion to Dismiss, as well as the Company's own Motion for Partial Summary Judgment. In June 2010, the Court issued a Memorandum Decision conditionally granting the United States' Motion to Dismiss the case but allowing the Company to conduct limited discovery to establish whether the Court has jurisdiction. On August 30, 2010, the Company filed a Motion to Set Aside the Court's Conditional Order of Dismissal. On February 28, 2011, the Court granted the Company's motion and issued a Memorandum of Decision concluding that the Company had timely filed a refund claim for tax year 1992 seeking to adjust the amount of bad debt deduction and that the case should not be dismissed. In March 2011, the Company filed a Motion for Partial Summary Judgment based on the Court's ruling that the Company's refund claims were timely filed. In May 2011, the DOJ filed a Cross Motion for Summary Judgment and an opposition to the Company's Summary Judgment Motion. In June 2011, the Company filed a Memorandum in Opposition to the Government's Cross Motion for Summary Judgment and a Reply to the Governments Opposition to the Company's Summary Judgment Motion, and the Government in June 2011, subsequently filed a response brief. The Court's rulings to date are not dispositive of the case. The Company can give no assurances as to the final amount of refunds, if any, or when they might be received. See Note 3 - Legal Proceedings for further information. The FDIC has previously filed a federal income tax return for Carteret FSB for 1995 (as well as other years), which indicates that Carteret FSB allegedly could owe a 1995 federal income tax liability of  $32 million, which including interest and penalty thereon, is alleged to be in excess of  $120 million. The FDIC has stated to the United States Court of Federal Claims ("Court of Claims") that the tax amounts are only estimates and are highly contingent. However, it is possible that the IRS may try to collect the alleged Carteret FSB federal income taxes from the Carteret FSB receivership. The Company believes the Carteret FSB federal income tax returns filed by the FDIC were improperly filed and are neither accurate nor valid. The FDIC, as indicated above, continues to report the 1995 federal income tax liability, including interest and penalty, as a component of the alleged Carteret FSB receivership deficit. As part of the Supervisory Goodwill legal proceedings, the Company presented to the Court of Claims various arguments to support the position that no federal income tax would be owed as a result of the Carteret FSB receivership operations for tax year 1995; however, the Department of Justice and the FDIC have stated to the Court of Claims that they do not believe the Court of Claims has jurisdiction over that issue. The Supervisory Goodwill proceedings remain pending in the Court of Claims. Based on the information received to date, if the correct Carteret FSB federal income tax results were included with the Company's originally filed federal income tax returns, the Company based upon consultation with its legal and tax advisors believes that no additional material federal income tax would be owed by the Company, although this cannot be assured because a contrary result is possible, given the uncertainty with various legal and factual assumptions underlying the Company's beliefs. This assessment included among other items, a review of the Carteret FSB federal income tax returns as prepared by the FDIC and the correction of errors originally reported therein, the proper application of federal NOL carryforwards and carrybacks, and the adherence to statute of limitation provisions contained in the Internal Revenue Code, as amended. As explained above, although the Company does not believe that Carteret FSB or the Company will have a material federal income tax liability related to Carteret FSB for tax year 1995 (or any other tax year), the Company can give no assurances of the final amounts, if any, of federal income taxes owed by the Carteret FSB receivership or by the Company as a result of the Carteret FSB receivership operations. The Company is continuing to try to resolve these matters as part of the Supervisory Goodwill legal process and is also continuing to review the Carteret FSB federal income tax returns and the results of their inclusion with the Company's federal income tax returns as previously filed. The Company is pursuing the Carryback Claims, as further described above, which could have an impact on the analysis of the prior year tax information. For further information on the Supervisory Goodwill legal proceedings, see Note 3 herein. The discussion of the Carteret FSB federal income tax results is intended to provide details as to the potential inter-relationship of the Carteret FSB federal income tax returns with the Company's federal income tax positions. It is not a reflection of any federal income tax liability of the Company arising from the Carteret receivership operations.

Stock-Based Compensation	9 Months Ended
Sep. 30, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation
Note 8 - Stock-Based Compensation Under the Company's 1993 Stock Incentive Plan (the "1993 Plan"), the Company may grant to officers and employees of the Company and its subsidiaries, stock options ("Options"), stock appreciation rights ("SARs"), restricted stock awards ("Restricted Stock"), merit awards ("Merit Awards") and performance share awards ("Performance Shares"), through May 28, 2018. An aggregate of 5,000,000 shares of the Company's Common Stock are reserved for issuance under the 1993 Plan (upon the exercise of Options and Stock Appreciation Rights, upon awards of Restricted Stock and Performance Shares); however, of such shares, only 2,500,000 shares in the aggregate shall be available for issuance for Restricted Stock Awards and Merit Awards. Such shares shall be authorized but unissued shares of Common Stock. Options may be granted as incentive stock options ("ISOs") intended to qualify for favorable tax treatment under Federal tax law or as nonqualified stock options ("NQSOs"). SARs may be granted with respect to any Options granted under the 1993 Plan and may be exercised only when the underlying Option is exercisable. The 1993 Plan requires that the exercise price of all Options and SARs be equal to or greater than the fair market value of the Company's Common Stock on the date of grant of that Option. The term of any ISO or related SAR cannot exceed ten years from the date of grant, and the term of any NQSO cannot exceed ten years and one month from the date of grant. Subject to the terms of the 1993 Plan and any additional restrictions imposed at the time of grant, Options and any related SARs ordinarily will become exercisable commencing one year after the date of grant. Options granted generally have a ten year contractual life and generally have vesting terms of two years from the date of grant. In the case of a "Change of Control" of the Company (as defined in the 1993 Plan), Options granted pursuant to the 1993 Plan may become fully exercisable as to all optioned shares from and after the date of such Change of Control in the discretion of the Committee or as may otherwise be provided in the grantee's Option agreement. Death, retirement, or absence for disability will not result in the cancellation of any Options. The fair values of option awards were estimated on the date of grant using the Black-Scholes-Merton option valuation model ("Black-Scholes") that uses certain assumptions at the time of valuation. Expected volatilities are based on historical volatility of the Company's stock. The Company uses historical data to estimate option exercises and employee terminations within the valuation model. The expected term of options granted is estimated based on the contractual lives of option grants, option vesting period and historical data and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury bond yield in effect at the time of grant. The Black-Scholes option valuation model requires the input of highly subjective assumptions, including the expected life of the stock-based award and stock price volatility. The assumptions utilized were management's best estimates, but these estimates involve inherent uncertainties and the application of management's judgment. As a result, if other assumptions had been used, our recorded stock-based compensation expense could have been materially different from the amounts previously recorded. In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those shares expected to vest. If our actual forfeiture rate is materially different from our estimate, the share-based compensation expense could be materially different. The Company believes that the use of the Black-Scholes model meets the fair value measurement objectives of accounting principles generally accepted in the United States of America and reflects all substantive characteristics of the instruments being valued. Incentive plan activity during the year-to-date period is summarized as follows: Number of Shares Under Option Weighted Average Exercise Price Weighted Average Remaining Contractual Life (in years) Intrinsic Value Outstanding at January 1, 2011 836,000  $ 0.87 Expired (20,000) 0.60 Outstanding at September 30, 2011 816,000  $ 0.87 1.73  $ 224,000 Exercisable at September 30, 2011 816,000  $ 0.87 1.73  $ 224,000 Information relating to the 1993 Plan as of the dates indicated below is as follows: September 30, 2011 September 30, 2010 Unamortized compensation cost relating to non-vested stock options  $ -  $ - Stock based compensation expense recorded for the year-to-date period  $ -  $ - Options to purchase shares of common stock which were excluded from computation of diluted earnings per share due to the effect of being anti-dilutive in the computation of earnings per share. 816,000 836,000 Shares available for future stock option grants 4,184,000

Pension and Savings Plans	9 Months Ended
Sep. 30, 2011
Pension and Savings Plans [Abstract]
Pension and Savings Plans
Note 9 - Pension and Savings Plans The Company sponsors the AmBase 401(k) Savings Plan (the "Savings Plan"), which is a "Section 401(k) Plan" within the meaning of the Internal Revenue Code of 1986, as amended (the "Code"). The Savings Plan permits eligible employees to make contributions of up to 30% of compensation, which are matched by the Company at a percentage determined annually. Effective July 1, 2010, the employer match was reduced to 33% of the amount the employee elects to defer. Employee contributions to the Savings Plan are invested at the employee's discretion, in various investment funds. The Company's matching contributions are invested in the same manner as the compensation reduction contributions. All contributions are subject to maximum limitations contained in the Code. The Company's matching contributions to the Savings Plan, charged to expense, were as follows: Third Quarter Ended September 30 Nine Months Ended September 30 2011 2010 2011 2010 Company matching contributions  $ 4,000  $ 6,000  $ 16,000  $ 41,000

Common Stock Repurchase Plan	9 Months Ended
Sep. 30, 2011
Common Stock Repurchase Plan [Abstract]
Common Stock Repurchase Plan
Note 10 - Common Stock Repurchase Plan In January 2002, the Company announced a common stock repurchase plan (the "Repurchase Plan") which allows for the repurchase by the Company of up to 10 million shares of its common stock in the open market. The Repurchase Plan is conditioned upon favorable business conditions and acceptable prices for the common stock. Purchases under the Repurchase Plan may be made, from time to time, in the open market, through block trades or otherwise. Depending on market conditions and other factors, purchases may be commenced or suspended any time or from time to time without prior notice. Total Number of Shares Purchased Average Price Paid per Share (including Broker Commissions) Total Number Shares Purchased as Part of Publicly Announced Plans Maximum Number Shares that may yet be Purchased under the Plan Beginning balance January 1, 2011 - - 3,208,109 6,791,891 January 1, 2011 - January 31, 2011 - - 3,208,109 6,791,891 February 1, 2011 - February 28, 2011 - - 3,208,109 6,791,891 March 1, 2011 - March 31, 2011 - - 3,208,109 6,791,891 April 1, 2011 - April 30, 2011 - - 3,208,109 6,791,891 May 1, 2011 - May 31, 2011 - - 3,208,109 6 6,791,891 June 1, 2011 - June 30, 2011 - - 3,208,109 6,791,891 July 1, 2011 - July 31, 2011 - 3,208,109 6,791,891 August 1, 2011 - August 31, 2011 - 3,208,109 6,791,891 September 1, 2011 - September 30, 2011 - 3,208,109 6,791,891 Total -

Other Assets	9 Months Ended
Sep. 30, 2011
Other Assets [Abstract]
Other Assets [Text Block]	Note 11 - Other Assets Other assets at September 30, 2011, include a $500,000 deposit by the Company in connection with a potential real estate transaction.

Subsequent Events	9 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events	Note 12 - Subsequent Events The Company has performed a review of events subsequent to the balance sheet dated September 30, 2011, through the report issuance date.